UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford B. Prater
Title:   Managing Partner
Phone:   646-827-2688

Signature, Place, and Date of Signing:

/s/ Sanford B. Prater              New York, New York          November 14, 2011
    [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




                                Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                   64
                                                   --------------

Form 13F Information Table Value Total:              $31521
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None

                                                                                                                        VOTING
                                       TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                         CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------

AETNA INC NEW COM STK              COMMON STOCK    00817Y108      909   25000    SH            SOLE          25000     0       0
----------------------------------------------------------------------------


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ALCOA INC COM STK                  COMMON STOCK    013817101      387   40400    SH            SOLE          40400     0       0
----------------------------------------------------------------------------


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ALLSCRIPTS HEALTHCARE SOLUTION     COMMON STOCK    01988P108      991   55000    SH            SOLE          55000     0       0
----------------------------------------------------------------------------


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AMARIN CORPORATION P LC ADR        ADRS STOCKS     023111206      253   27500    SH            SOLE          27500     0       0
----------------------------------------------------------------------------


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ARTHROCARE CORP COM                COMMON STOCK    043136100     1007   35000    SH            SOLE          35000     0       0
----------------------------------------------------------------------------


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ASPEN TECHNOLOGY INC COM STK       COMMON STOCK    045327103      458   30000    SH            SOLE          30000     0       0
----------------------------------------------------------------------------


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AVAGO TECHNOLOGIES LTD             COMMON STOCK    Y0486S104      492   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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BAXTER INTL INC COM STK            COMMON STOCK    071813109     1404   25000    SH            SOLE          25000     0       0
----------------------------------------------------------------------------


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BIG LOTS INC COM STK               COMMON STOCK    089302103      261    7500    SH            SOLE           7500     0       0
----------------------------------------------------------------------------


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BRIGHAM EXPLORATION COMPANY CO     COMMON STOCK    109178103      253   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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CHARMING SHOPPES INC COM STK       COMMON STOCK    161133103      377  145000    SH            SOLE         145000     0       0
----------------------------------------------------------------------------


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CHENIERE ENERGY INC COM STK        COMMON STOCK    16411R208      207   40200    SH            SOLE          40200     0       0
----------------------------------------------------------------------------


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COLLECTIVE BRANDS INC COM STK      COMMON STOCK    19421W100      194   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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COMMERCIAL METALS CO COM STK       COMMON STOCK    201723103      143   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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COOPER INDUSTRIES LT D COM STK     COMMON STOCK    G24140108      461   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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EATON CORP COM STK                 COMMON STOCK    278058102      444   12500    SH            SOLE          12500     0       0
----------------------------------------------------------------------------


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EMC CORP MASS COM STK              COMMON STOCK    268648102      630   30000    SH            SOLE          30000     0       0
----------------------------------------------------------------------------


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EXIDE TECHNOLOGIES                 COMMON STOCK    302051206       60   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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FEDEX CORP COM STK                 COMMON STOCK    31428X106      677   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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FORD MOTOR COMPANY COM STK         COMMON STOCK    345370860      484   50000    SH            SOLE          50000     0       0
----------------------------------------------------------------------------


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FTI CONSULTING INC COM STK         COMMON STOCK    302941109      736   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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FURMANITE CORP COM STK             COMMON STOCK    361086101      243   45000    SH            SOLE          45000     0       0
----------------------------------------------------------------------------


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GILEAD SCIENCES INC COM STK        COMMON STOCK    375558103      776   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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GRANITE CONSTR INC COM STK         COMMON STOCK    387328107      282   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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GREEN PLAINS RENEWAB LE ENERGY     COMMON STOCK    393222104       93   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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HANESBRANDS                        COMMON STOCK    410345102      375   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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HEWLETT-PACKARD CO COM STK         COMMON STOCK    428236103      449   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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HOME DEPOT INC COM STK             COMMON STOCK    437076102     1150   35000    SH            SOLE          35000     0       0
----------------------------------------------------------------------------


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HUNTSMAN CORP COM STK              COMMON STOCK    447011107       97   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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INTEL CORP COM STK                 COMMON STOCK    458140100      640   30000    SH            SOLE          30000     0       0
----------------------------------------------------------------------------


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JACK IN THE BOX COM STK            COMMON STOCK    466367109      299   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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KANSAS CITY SOUTHN COM STK         COMMON STOCK    485170302      275    5500    SH            SOLE           5500     0       0
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KBR INC                            COMMON STOCK    48242W106      827   35000    SH            SOLE          35000     0       0
----------------------------------------------------------------------------


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KENEXA CORP COM STK                COMMON STOCK    488879107      235   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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KOPPERS HLDGS INC COM STK          COMMON STOCK    50060P106      576   22500    SH            SOLE          22500     0       0
----------------------------------------------------------------------------


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KRAFT FOODS INC                    COMMON STOCK    50075N104     1343   40000    SH            SOLE          40000     0       0
----------------------------------------------------------------------------


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LOWES COS INC COM STK              COMMON STOCK    548661107      774   40000    SH            SOLE          40000     0       0
----------------------------------------------------------------------------


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MCDERMOTT INTERNATIO NAL INC C     COMMON STOCK    580037109      215   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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MEADWESTVACO CORP Com              COMMON STOCK    583334107      982   40000    SH            SOLE          40000     0       0
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NETFLIX INC COM STK                COMMON STOCK    64110L106      566    5000    SH            SOLE           5000     0       0
----------------------------------------------------------------------------


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NUANCE COMMUNICATION S INC COM     COMMON STOCK    67020Y100      407   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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OCCIDENTAL PETE CORP               COMMON STOCK    674599105      358    5000    SH            SOLE           5000     0       0
----------------------------------------------------------------------------


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ORMAT TECHNOLOGIES I NC COM ST     COMMON STOCK    686688102      643   40000    SH            SOLE          40000     0       0
----------------------------------------------------------------------------


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OSI SYSTEMS INC COM STK            COMMON STOCK    671044105      503   15000    SH            SOLE          15000     0       0
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PETROQUEST ENERGY INC              COMMON STOCK    716748108      275   50000    SH            SOLE          50000     0       0
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PFIZER INC COM                     COMMON STOCK    717081103     1061   60000    SH            SOLE          60000     0       0
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PIONEER NATURAL RESO URCES COM     COMMON STOCK    723787107      329    5000    SH            SOLE           5000     0       0
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PLAINS EXPLORATION & PRODUCTI      COMMON STOCK    726505100      227   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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QUALITY DISTRIB                    COMMON STOCK    74756M102      583   65000    SH            SOLE          65000     0       0
----------------------------------------------------------------------------


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RAM ENE RES                        COMMON STOCK    75130P109       38   50000    SH            SOLE          50000     0       0
----------------------------------------------------------------------------


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RF MICRO DEVICES INC COM STK       COMMON STOCK    749941100      317   50000    SH            SOLE          50000     0       0
----------------------------------------------------------------------------


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ROSS STORES INC USD0 .01 COM       COMMON STOCK    778296103      393    5000    SH            SOLE           5000     0       0
----------------------------------------------------------------------------


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SANDISK CORP COM STK               COMMON STOCK    80004C101      202    5000    SH            SOLE           5000     0       0
----------------------------------------------------------------------------


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SUCCESSFACTORS INC                 COMMON STOCK    864596101      345   15000    SH            SOLE          15000     0       0
----------------------------------------------------------------------------


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SYMANTEC CORP COM STK              COMMON STOCK    871503108      548   33600    SH            SOLE          33600     0       0
----------------------------------------------------------------------------


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SYNCHRONOSS TECHNOLO GIES INC      COMMON STOCK    87157B103      249   10000    SH            SOLE          10000     0       0
----------------------------------------------------------------------------


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TARGET CORP COM STK                COMMON STOCK    87612E106      981   20000    SH            SOLE          20000     0       0
----------------------------------------------------------------------------


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ULTRAPETROL REGS SR UNS EUROBO     CONVRT BONDS    P94398AC1      209  250000    SH            SOLE         250000     0       0
----------------------------------------------------------------------------


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UNITED RENTALS INC COM STK         COMMON STOCK    911363109      758   45000    SH            SOLE          45000     0       0
----------------------------------------------------------------------------


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VODAFONE GROUP PLC SP ADR          ADRS STOCKS     92857W209      449   17500    SH            SOLE          17500     0       0
----------------------------------------------------------------------------


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Visteon Corporation COMMON STO     COMMON STOCK    92839U206      323    7500    SH            SOLE           7500     0       0
----------------------------------------------------------------------------


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WEATHERFORD INTL LTD COM STK       COMMON STOCK    H27013103      488   40000    SH            SOLE          40000     0       0
----------------------------------------------------------------------------


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WESTPORT INNOVATIONS INC COM       COMMON STOCK    960908309      723   25000    SH            SOLE          25000     0       0
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WI-LAN INC COM                     COMMON STOCK    928972108       87   15000    SH            SOLE          15000     0       0
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                                                                31521